Segmented information	12 Months Ended
Dec. 31, 2022
Segmented Information [Abstract]
Segmented information	Segmented information
The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision-maker (“CODM”). The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their respective performances.
The results of mine sites or business units that have been discontinued or the Company does not operate or does not control, or for which a disposal plan has been initiated, are not reviewed on a prospective basis as they are not important for the future allocation of resources. In the second quarter of 2021, the Kumtor Mine was reclassified as a discontinued operation. The results of the Kumtor Mine are presented as part of net (loss) earnings from discontinued operations in the comparative period.
Geographical Information
The following table details the Company’s revenue by geographic area(1) and information about the Company’s non-current assets by location of the assets.

	Revenue		Non-current assets
	Year ended December 31,		As at December 31,
	2022	2021	2022	2021
Türkiye	$101,593	$199,440	$171,195	$200,048
United States	276,130	194,765	276,105	71,634
Canada	472,471	505,936	889,696	1,125,604
Other	—	—	8,253	8,189
Total	$850,194	$900,141	$1,345,249	$1,405,475
(1)Presented based on the location from which the product originated.